CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares Adjusted balance after adjustment for change in accounting standard CNY (¥) shares	Ordinary Shares IPO CNY (¥) shares	Ordinary Shares Follow on public offering CNY (¥) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-In Capital Adjusted balance after adjustment for change in accounting standard CNY (¥)	Additional Paid-In Capital IPO CNY (¥)	Additional Paid-In Capital Follow on public offering CNY (¥)	Additional Paid-In Capital CNY (¥)	Statutory Reserves Adjusted balance after adjustment for change in accounting standard CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income (Loss) Adjusted balance after adjustment for change in accounting standard CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Deficit Adjustment for change in accounting standard CNY (¥)	Accumulated Deficit Adjusted balance after adjustment for change in accounting standard CNY (¥)	Accumulated Deficit CNY (¥)	Attributable to owners of KE Holdings Inc. Adjustment for change in accounting standard CNY (¥)	Attributable to owners of KE Holdings Inc. Adjusted balance after adjustment for change in accounting standard CNY (¥)	Attributable to owners of KE Holdings Inc. IPO CNY (¥)	Attributable to owners of KE Holdings Inc. Follow on public offering CNY (¥)	Attributable to owners of KE Holdings Inc. CNY (¥)	Non-controlling Interests Adjusted balance after adjustment for change in accounting standard CNY (¥)	Non-controlling Interests CNY (¥)	Adjustment for change in accounting standard CNY (¥)	Adjusted balance after adjustment for change in accounting standard CNY (¥)	IPO CNY (¥)	Follow on public offering CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2018				¥ 189							¥ 174,645		¥ (134)			¥ (7,988,936)					¥ (7,814,236)		¥ 10,467					¥ (7,803,769)
Beginning balance (in shares) at Dec. 31, 2018 | shares				1,374,972,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																(2,183,546)					(2,183,546)		3,419					(2,180,127)
Exercise of share options				¥ 13																	13							¥ 13
Exercise of share options (in shares) | shares				95,193,795																								95,193,795	95,193,795
Share-based compensation									¥ 2,846,304												2,846,304							¥ 2,846,304
Accretion on convertible redeemable preferred shares to redemption value (Note 22)									(419,296)							(1,447,232)					(1,866,528)							(1,866,528)
Repurchase of ordinary shares (Note 21)					¥ (184,675)																(184,675)							(184,675)
Repurchase of ordinary shares (Note 21) (in shares) | shares					(8,806,005)
Re-issuance of treasury shares (Note 21)					¥ 184,675				70,372												255,047							255,047
Re-issuance of treasury shares (Note 21) (in shares) | shares					8,806,005
Repurchase of deemed issued shares																(76,836)					(76,836)							(76,836)
Appropriation to statutory reserves											79,087					(79,087)												(79,100)
Currency translation adjustments													63,442								63,442							63,442
Acquisition of a subsidiary with noncontrolling interests (Note 24)																							124,807					124,807
Acquisition of non-controlling interests									36,509												36,509		(42,892)					(6,383)
Disposal of a subsidiary																							(6,353)					(6,353)
Dividends paid to a noncontrolling interest holder																							(2,245)					(2,245)
Ending balance at Dec. 31, 2019	¥ 202			¥ 202		¥ 2,533,889			2,533,889	¥ 253,732	253,732	¥ 63,308	63,308	¥ (90,517)	¥ (11,866,154)	(11,775,637)	¥ (90,517)	¥ (9,015,023)			(8,924,506)	¥ 87,203	87,203	¥ (90,517)	¥ (8,927,820)			(8,837,303)
Ending balance (in shares) at Dec. 31, 2019 | shares	1,470,166,690			1,470,166,690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																2,777,592					2,777,592		731					¥ 2,778,323
Exercise of share options (in shares) | shares																												0	0
Issuance of ordinary shares (in shares) | shares		365,700,000	122,130,000	22,652,050
Issuance of ordinary shares		¥ 51	¥ 16	¥ 3			¥ 16,345,771	¥ 15,284,267	605,392										¥ 16,345,822	¥ 15,284,283	605,395					¥ 16,345,822	¥ 15,284,283	¥ 605,395
Share-based compensation									2,252,589												2,252,589							2,252,589
Accretion on convertible redeemable preferred shares to redemption value (Note 22)									(1,755,228)												(1,755,228)							(1,755,228)
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO")				¥ 210					42,127,913												42,128,123							42,128,123
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO") (in shares) | shares				1,510,766,620
Appropriation to statutory reserves											139,102					(139,102)												(139,100)
Currency translation adjustments													(1,897,395)								(1,897,395)							(1,897,395)
Acquisition of non-controlling interests									39,289												39,289		(60,865)					(21,576)
Ordinary shares issuance upon IPO, net of issuance costs																												16,345,822
Ending balance at Dec. 31, 2020				¥ 482					77,433,882		392,834		(1,834,087)			(9,227,664)					66,765,447		27,069					66,792,516
Ending balance (in shares) at Dec. 31, 2020 | shares				3,491,415,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																(524,129)					(524,129)		(637)					(524,766)	$ (82,346)
Exercise of share options				¥ 7																	7							¥ 7
Exercise of share options (in shares) | shares				57,076,970																								57,076,970	57,076,970
Share-based compensation									1,538,287												1,538,287							¥ 1,538,287
Appropriation to statutory reserves											91,053					(91,053)												(91,100)
Currency translation adjustments													(841,214)								(841,214)							(841,214)	$ (132,005)
Acquisition of a subsidiary with noncontrolling interests (Note 24)																							55,085					55,085
Unrealized gains on available-for-sale investments, net of reclassification													45,242								45,242							45,242
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income													(9,664)								(9,664)							(9,664)
Ending balance at Dec. 31, 2021				¥ 489					¥ 78,972,169		¥ 483,887		¥ (2,639,723)			¥ (9,842,846)					¥ 66,973,976		¥ 81,517					¥ 67,055,493	$ 10,522,471
Ending balance (in shares) at Dec. 31, 2021 | shares				3,548,492,330